WELLS FARGO FUNDS TRUST

Index Allocation Fund

Class A, Class B and Class C

Supplement dated September 17, 2004, to the

Prospectus for the Class A, Class B and Class C shares

dated February 1, 2004

This supplement contains important information about matters recently approved by the Board of Trustees (the “Board”) of Wells Fargo Funds Trust affecting the Index Allocation Fund (the “Fund”).

At its August 10, 2004, regular meeting, the Board unanimously approved the reorganization of the Fund into the Wells Fargo Asset Allocation Fund (the “Reorganization”). The Index Allocation and Asset Allocation Funds have the same investment adviser and sub-adviser, invest in the same index strategies, and utilize a Tactical Asset Allocation model (TAA Model). The Asset Allocation Fund has a neutral allocation of 60% equity and 40% fixed income, while the Index Allocation Fund has a neutral allocation of 100% equity. The allocations for each portfolio may change over time due to the TAA Model, which seeks to enhance overall performance by emphasizing either stocks or bonds (through a futures overlay) when a compelling valuation exists between the two asset classes.

The Reorganization will be presented to Fund shareholders for their approval at a special shareholder meeting on or about January 14, 2005. If the Fund’s shareholders approve the Reorganization, the Fund will transfer all of its assets and liabilities to the Asset Allocation Fund in exchange for shares of the same class of the Asset Allocation Fund having equivalent value to the net assets transferred. Upon completion of the Reorganization, the Index Allocation Fund will liquidate, cease operations, and dissolve.

No shareholder action is necessary at this time. Proxy materials, which are expected to be mailed to shareholders on or about November 20, 2004, will describe the Reorganization and the Board’s reasons for approving it in detail. Shareholders who purchase shares after October 22, 2004, will not be entitled to vote on the Reorganization, but may request a copy of the proxy materials.

WELLS FARGO FUNDS TRUST

Wells Fargo Growth Fund

Class A, Class B and Institutional Class

Wells Fargo Small Cap Growth Fund

Class A, Class B, Class C and Institutional Class

Supplement dated September 17, 2004, to the

Prospectus for the Class A, Class B and Class C shares

dated February 1, 2004, as

supplemented April 19, 2004, and to the

Prospectus for the Institutional Class shares

dated February 1, 2004

This supplement contains important information about matters recently approved by the Board of Trustees (the “Board”) of Wells Fargo Funds Trust affecting the Growth Fund and the Small Cap Growth Fund.

At its August 10, 2004, regular meeting, the Board unanimously approved the reorganization of the Growth Fund into the Wells Fargo Large Company Growth Fund (the “Growth Fund Reorganization”) and the Small Cap Growth Fund into the Wells Fargo Montgomery Small Cap Fund (the “Small Cap Reorganization”).

Growth Fund Reorganization

The Growth Fund and the Large Company Growth Fund have the same investment adviser and substantially the same investment objectives. The Growth Fund is sub-advised by Wells Capital Management Incorporated and the Large Company Growth Fund is sub-advised by Peregrine Capital Management, Inc.

The Growth Fund Reorganization will be presented to Growth Fund shareholders for their approval at a special shareholder meeting on or about January 14, 2005. If the Growth Fund’s shareholders approve the Growth Fund Reorganization, the Growth Fund will transfer all of its assets and liabilities to the Large Company Growth Fund in exchange for shares of the same class of the Large Company Growth Fund having equivalent value to the net assets transferred. Upon completion of the Growth Fund Reorganization, the Growth Fund will liquidate, cease operations, and dissolve.

No shareholder action is necessary at this time. Proxy materials, which are expected to be mailed to shareholders on or about November 20, 2004, will describe the Growth Fund Reorganization and the Board’s reasons for approving it in detail. Shareholders who purchase shares after October 22, 2004, will not be entitled to vote on the Growth Fund Reorganization, but may request a copy of the proxy materials.

Small Cap Reorganization

The Montgomery Small Cap Fund has the same investment adviser and sub-adviser and substantially the same investment objectives and strategies as the Small Cap Growth Fund. Shareholder approval of the Small Cap Reorganization is not required and will not be sought. In the Small Cap Reorganization, the Small Cap Growth Fund will transfer all of its assets and liabilities to the Montgomery Small Cap Fund in exchange for shares of the same class of the Montgomery Small Cap Fund having equivalent value to the net assets transferred. Upon completion of the Small Cap Reorganization, the Small Cap Growth Fund will liquidate, cease operations, and dissolve. A prospectus for the Montgomery Small Cap Fund will be provided to shareholders shortly after the completion of the Small Cap Reorganization.

WELLS FARGO FUNDS TRUST

Wells Fargo Income Fund

Wells Fargo Limited Term Government Income Fund

Class A, Class B and Institutional Class

Supplement dated September 17, 2004, to the

Prospectus for the Class A, Class B and Class C shares

dated October 1, 2003, as supplemented

January 30, 2004, and July 1, 2004, and to the

Prospectus for the Institutional Class shares

dated October 1, 2003

This supplement contains important information about matters recently approved by the Board of Trustees (the “Board”) of Wells Fargo Funds Trust affecting the Income Fund and Limited Term Government Income Fund (each, a “Fund” and collectively, the “Funds”).

At its August 10, 2004, regular meeting, the Board unanimously approved the reorganization of the Income Fund and the Limited Term Government Income Fund into the Wells Fargo Montgomery Total Return Bond Fund and Wells Fargo Montgomery Short Duration Government Bond Fund, respectively (the “Acquiring Funds”) (the “Reorganization”). The Acquiring Funds have the same investment adviser and sub-adviser and substantially similar investment objectives and strategies as the Funds.

The Reorganization will be presented to each Fund’s shareholders for their approval at a special shareholder meeting on or about January 14, 2005. If a Fund’s shareholders approve the Reorganization, the Fund will transfer all of its assets and liabilities into the corresponding Acquiring Fund in exchange for shares of the same class of the Acquiring Fund having equivalent value to the net assets transferred. Upon completion of the Reorganization, the Income Fund and Limited Term Government Income Fund will liquidate, cease operations, and dissolve.

No shareholder action is necessary at this time. Proxy materials, which are expected to be mailed to shareholders on or about November 20, 2004, will describe the Reorganization and the Board’s reasons for approving it in detail. Shareholders who purchase shares after October 22, 2004, will not be entitled to vote on the Reorganization, but may request a copy of the proxy materials.